CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends, per share	$ 0.40	$ 0.40	$ 0.28
Common Stock [Member]
Dividends, per share	$ 0.40	$ 0.40	$ 0.28